Fair value of financial instrument - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 397,442	$ 349,796
Carrying value	398,585	350,518
Difference between carrying value and contractual maturity amount	1,143	722
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	356	(73)
Cumulative change in fair value attributable to changes in credit risk for positions still held	588	232
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	17,279	17,307
Carrying value	17,096	17,394
Difference between carrying value and contractual maturity amount	(183)	87
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	67	3
Cumulative change in fair value attributable to changes in credit risk for positions still held	89	22
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	106,153	110,763
Carrying value	107,466	111,389
Difference between carrying value and contractual maturity amount	1,313	626
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	281	(76)
Cumulative change in fair value attributable to changes in credit risk for positions still held	491	210
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	18,016	3,031
Carrying value	18,015	3,032
Difference between carrying value and contractual maturity amount	(1)	1
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	141,448	131,101
Carrying value	142,577	131,815
Difference between carrying value and contractual maturity amount	1,129	714
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	348	(73)
Cumulative change in fair value attributable to changes in credit risk for positions still held	580	232
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	255,908	218,604
Carrying value	255,922	218,612
Difference between carrying value and contractual maturity amount	14	8
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	8
Cumulative change in fair value attributable to changes in credit risk for positions still held	8
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	86	91
Carrying value	$ 86	$ 91